Basis of Presentation and other significant accounting policies - Useful life of vessels (Details) - item	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Basis of Presentation and other significant accounting policies
Number of vessels acquired		2	2
Acquired vessels used term			8 years
Remaining useful life of PPE	17 years
Number of vessels delivered		1
Drydock
Basis of Presentation and other significant accounting policies
Useful life of PPE	5 years
Remaining useful life of PPE	5 years
Vessels
Basis of Presentation and other significant accounting policies
Useful life of PPE	25 years	25 years
Acquired vessels used term	8 years
Remaining useful life of PPE			17 years
Vessel One
Basis of Presentation and other significant accounting policies
Useful life of PPE		17 years
Vessel Two
Basis of Presentation and other significant accounting policies
Useful life of PPE		14 years
Jacking systems and main crane
Basis of Presentation and other significant accounting policies
Remaining useful life of PPE	3 years		3 years